IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 41

Ratings	PD Bands
	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0500%	0.0000% – 0.0150%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0500%	0.0151% – 0.0250%	1H	AA+	Aa1
3	0.0000% – 0.0500%	0.0251% – 0.0350%	1M	AA	Aa2
4	0.0000% – 0.0500%	0.0351% – 0.0450%	1L	AA-	Aa3
5	0.0000% – 0.0550%	0.0451% – 0.0550%	2+H	A+	A1
6	0.0551% – 0.0650%		2+M	A	A2
7	0.0651% – 0.0750%		2+L	A-	A3
8	0.0751% – 0.0850%		2H	BBB+	Baa1
9	0.0851% – 0.1030%		2M	BBB	Baa2
10	0.1031% – 0.1775%		2L	BBB-	Baa3
11	0.1776% – 0.3470%		2-H	BB+	Ba1	Non-investment Grade
12	0.3471% – 0.6460%		2-M	BB	Ba2
13	0.6461% – 1.0620%		2-L	BB-	Ba3
14	1.0621% – 1.5520%		3+H	B+	B1
15	1.5521% – 2.2165%		3+M	B	B2
16	2.2166% – 4.5070%		3+L	B-	B3
17	4.5071% – 7.1660%		3H	CCC+	Caa1
18	7.1661% – 13.1760%		3M	CCC	Caa2
19	13.1761% – 24.9670%		3L	CCC-	Caa3
20	24.9671% – 99.9990%		4	CC	Ca
21	100%		5	D	C	Impaired
22	100%		6	D	C

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels	The following table maps PD bands to various summarized risk levels for retail exposures:

Internal ratings map*	Table 42

PD bands	Description
0.050% – 3.965%	Low risk
3.966% – 7.428%	Medium risk
7.429% – 99.99%	High risk
100%	Impaired/Default

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
Market risk measures – FVTPL positions

Market risk measures*	Table 50

	October 31, 2024				October 31, 2023
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$23	$14	$26	$6	$10	$11	$26	$6
Foreign exchange	6	5	10	2	4	3	25	2
Commodities	11	6	11	4	5	5	8	4
Interest rate (1)	23	30	44	19	38	32	49	20
Credit specific (2)	8	8	9	7	7	5	8	4
Diversification (3)	(37)	(34)	n.m.	n.m.	(35)	(31)	n.m.	n.m.
Trading VaR	$34	$29	$41	$20	$29	$25	$36	$16
Total VaR	$34	$70	$138	$26	$121	$51	$127	$27

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Trading VaR is less than the sum of the individual risk factor VaR results due to risk factor diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on projected EVE and
12-month
NII, assuming no subsequent hedging. Interest rate risk measures are based on current on and off-balance
sheet positions which can change over time in response to business activity and management actions.

Market risk – IRRBB measures*	Table 51

	October 31 2024						October 31 2023
	EVE risk			NII risk (1)

(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact	Total	Canadian dollar impact	U.S. dollar impact	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rates	$(1,775)	$(301)	$(2,076)	$264	$136	$400	$(1,552)	$651
100 bps decrease in rates	1,705	(42)	1,663	(315)	(187)	(502)	1,353	(751)

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.

Summary of Long-Term Funding Sources

Long-term funding sources* (1)	Table 55

	As at
(Millions of Canadian dollars)	October 31 2024	October 31 2023
Unsecured long-term funding	$150,682	$139,882
Secured long-term funding	83,353	74,720
Subordinated debentures	13,714	12,038
	$247,749	$226,640

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.
(1)	Based on original term to maturity greater than 1 year.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 63

	As at October 31, 2024
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$585,524	$560,583	$79,909	$127,421	$58,193	$1,411,630
Other
Acceptances	–	24	–	11	–	35
Obligations related to securities sold short	–	35,326	–	–	–	35,326
Obligations related to assets sold under repurchase agreements and securities loaned	22,336	282,478	466	–	–	305,280
Other liabilities	563	51,192	382	731	15,011	67,879
Lease liabilities	–	709	631	1,566	1,767	4,673
Subordinated debentures	–	–	2,026	–	11,530	13,556
	608,423	930,312	83,414	129,729	86,501	1,838,379
Off-balance sheet items
Financial guarantees (2)	$25,553	$1,485	$10	$174	$–	$27,222
Other commitments (3)	–	77	70	179	260	586
Commitments to extend credit (2)	3,081	121,652	54,443	190,073	9,718	378,967
	28,634	123,214	54,523	190,426	9,978	406,775
Total financial liabilities and off-balance sheet items	$637,057	$1,053,526	$137,937	$320,155	$96,479	$2,245,154

	As at October 31, 2023
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$510,868	$482,738	$74,465	$124,906	$42,920	$1,235,897
Other
Acceptances	–	21,740	–	5	–	21,745
Obligations related to securities sold short	–	33,741	–	–	–	33,741
Obligations related to assets sold under repurchase agreements and securities loaned	23,381	311,154	279	–	–	334,814
Other liabilities	608	54,844	284	657	12,463	68,856
Lease liabilities	–	653	621	1,519	1,971	4,764
Subordinated debentures	–	–	–	1,939	9,457	11,396
	534,857	904,870	75,649	129,026	66,811	1,711,213
Off-balance sheet items
Financial guarantees (2)	$23,308	$2	$4	$–	$–	$23,314
Other commitments (3)	–	61	55	128	178	422
Commitments to extend credit (2)	5,617	114,495	48,848	178,048	9,185	356,193
	28,925	114,558	48,907	178,176	9,363	379,929
Total financial liabilities and off-balance sheet items	$563,782	$1,019,428	$124,556	$307,202	$76,174	$2,091,142

*	This table represents an integral part of our 2024 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement and internal liquidity reporting section.
(3)	Includes commitments related to short-term and low-dollar value leases, leases not yet commenced, and lease payments related to non-recoverable tax.